Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of September 30, 2021:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2020	26.45	4,276,973	9.29
Granted	28.33	2,240,617	9.46
Forfeited	24.77	(145,653)	N/A
Expired	18.75	(1,675)	N/A
Exercised	18.78	(27,483)	N/A
September 30, 2021	27.19	6,342,779	8.89

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted during the three and nine months ended September 30, 2021 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Nine Months Ended
	September 30, 2021	September 30, 2021
Share price, in USD	20.71 - 29.32	20.71 - 32.22
Strike price, in USD	20.71 - 29.32	20.71 - 32.22
Expected volatility	70%	70% - 85%
Award life	6.08	5.5 - 6.08
Expected dividends	—	—
Risk-free interest rate	0.82% - 1.08%	0.51% - 1.15%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2020	149,984	46.50
Granted	568,643	28.25
Vested	(49,995)	46.50
Forfeited	(8,136)	N/A
September 30, 2021	660,496	31.01

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Nine months ended
(in KUSD)	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Incentive Plan 2014	—	—	—	361
Share Purchase Plan 2016	—	—	—	7,417
Equity Incentive Plan 2019 - Share Options	12,105	10,266	40,112	19,012
Equity Incentive Plan 2019 - RSUs	2,693	722	6,904	722
Tax and social charge deductions - Incentive Plan 2014	—	—	—	(5,343)
Total	14,798	10,988	47,016	22,169